Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Accrued payroll	$619,311	$455,442
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	177,662	186,737
Other current liabilities	691,534	513,724
	$1,488,507	$1,155,903

(1)	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.